Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property plant and equipment

						Capital
				Other	Right-of-use	work in
	Buildings	Tanks	Installations	equipment	asset (land)	progress	Total
	USD	USD	USD	USD	USD	USD	USD

2019
Cost:
At 1 January 2019	28,037,886	76,100,795	65,868,246	213,843	27,540,969	8,344,847	206,106,586
Additions	-	-	9,883	4,984	-	71,603,465	71,618,332

At 31 December 2019	28,037,886	76,100,795	65,878,129	218,827	27,540,969	79,948,312	277,724,918

Depreciation:
At 1 January 2019	1,250,566	1,746,725	3,148,665	36,436	2,295,080	-	8,477,472
Charge for the year	1,121,515	1,565,419	2,829,671	43,237	459,016	-	6,018,858

At 31 December 2019	2,372,081	3,312,144	5,978,336	79,673	2,754,096	-	14,496,330

Net carrying amount:
At 31 December 2019	25,665,805	72,788,651	59,899,793	139,154	24,786,873	79,948,312	263,228,588

2018
Cost:
At 1 January 2018	28,037,886	76,100,795	65,860,351	79,645	27,540,969	294,403	197,914,049
Additions	-	-	7,895	134,198	-	8,050,444	8,192,537

At 31 December 2018	28,037,886	76,100,795	65,868,246	213,843	27,540,969	8,344,847	206,106,586

Depreciation:
At 1 January 2018	129,051	181,306	325,525	3,232	1,836,064	-	2,475,178
Charge for the year	1,121,515	1,565,419	2,823,140	33,204	459,016	-	6,002,294

At 31 December 2018	1,250,566	1,746,725	3,148,665	36,436	2,295,080	-	8,477,472

Net carrying amount:
At 31 December 2018	26,787,320	74,354,070	62,719,581	177,407	25,245,889	8,344,847	197,629,114

Schedule of comprehensive income (within profit and loss) and capital work in progress
	2019	2018
	USD	USD

Direct costs (note 4)	5,785,745	5,716,063
Property, plant and equipment	233,113	286,231

	6,018,858	6,002,294